Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash	$ 99,504	$ 1,159,611	$ 386,821
Accounts receivable	1,837,401	418,875	722,598
Accounts receivable - related party	339,044	377,821	284,986
Inventories	1,575,509	1,089,087	991,234
Due from related parties	85,159	34,031	60,245
Prepaid expenses and other assets	16,600	2,697	150
Total Current Assets	3,953,217	3,082,122	2,446,034
LONG-TERM ASSETS:
Inventories, net of current portion	10,009,310	10,245,146	9,382,164
Property and equipment, net	976,176	1,033,078	885,969
Land use rights and yew forest assets, net	20,048,846	20,953,562	15,328,318
Total Long-term Assets	31,034,332	32,231,786	25,596,451
Total Assets	34,987,549	35,313,908	28,042,485
CURRENT LIABILITIES:
Accounts payable			990
Accrued expenses and other payables	151,138	136,713	199,098
Taxes payable	1,898	10,232	5,722
Due to related parties	3,400,914	4,850,637	47,876
Total Current Liabilities	3,553,950	4,997,582	253,686
Total Liabilities	3,553,950	4,997,582	253,686
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common Stock value	50,000	50,000	50,000
Additional paid-in capital	8,058,165	8,058,165	10,396,377
Retained earnings	17,898,053	16,664,138	13,182,032
Statutory reserves	2,738,444	2,597,118	2,179,494
Accumulated other comprehensive income - foreign currency translation adjustment	2,688,937	2,946,905	1,980,896
Total Shareholders' Equity	31,433,599	30,316,326	27,788,799
Total Liabilities and Shareholders' Equity	$ 34,987,549	$ 35,313,908	$ 28,042,485